Significant Accounting Policies (Details Narrative) - shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Significant Accounting Policies
Anti Dilutive stock options outstanding	2,550,000	2,550,000	2,550,000